SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

     File No. 333-46922

     Pre-Effective Amendment No. 1                                    [X]

     Post-Effective Amendment No.                                     [ ]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-10155

     Amendment No.                                                    [ ]

                        (Check appropriate box or boxes.)


                   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


        David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: December 13, 2000


The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the commission acting pursuant to said section 8(a), may determine.


This filing is being made to extend the date of effectiveness of the Registrant's Initial Registration Statement.

The following documents are hereby incorporated by reference:

* Prospectus for the VP Prime Money Market Fund under the issuer American Century Variable Portfolios II, Inc., dated December 13, 2000 filed on September 29, 2000 (Accession No. 0001124155-00-000003).

* Statement of Additional Information for American Century Variable Portfolios II, Inc., dated December 13, 2000 filed on September 29, 2000 (Accession No. 0001124155-00-000003).

* Part C to the Registration Statement of American Century Variable Portfolios II, Inc., dated December 13, 2000 filed on September 29, 2000 (Accession No. 0001124155-00-000003).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.